4. CAPITAL LEASE PAYABLE (December 2016 Note) (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Capital Lease Payable December 2016 Note
Repayments Of Debt And Capital Lease Obligations	$ 0	$ 2,530	$ 2,530	$ 4,752